Employment benefit plan - Assumptions (Details) - Y	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Employee benefit plan
Retirement age (years)	58	58
Minimum
Employee benefit plan
Discount rate	6.75%	6.80%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	2 years 4 months 2 days	2 years 3 months 29 days
Maximum
Employee benefit plan
Discount rate	6.90%	7.10%
Future salary increase	11.00%	11.00%
Average expected future working life (years)	3 years 11 months 5 days	3 years 8 months 12 days
Up to 30 years | Minimum
Employee benefit plan
Withdrawal rate	40.00%	40.00%
Up to 30 years | Maximum
Employee benefit plan
Withdrawal rate	70.00%	70.00%
From 31 to 44 years | Minimum
Employee benefit plan
Withdrawal rate	30.00%	30.00%
From 31 to 44 years | Maximum
Employee benefit plan
Withdrawal rate	35.00%	35.00%
Above 44 years | Minimum
Employee benefit plan
Withdrawal rate	3.00%	3.00%
Above 44 years | Maximum
Employee benefit plan
Withdrawal rate	5.00%	5.00%